PROPERTY AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	$ 101,162	$ 531,911	$ 917,607
Additions/disposals	0	0	0
Depreciation	0	0	0
Impairment charge	0	0	0
Property and equipment, beginning	159,484	101,162	531,911
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	579,267	1,864,425	2,565,846
Additions/disposals	95,887	29,671	(2,530)
Depreciation	(48,973)	0	0
Impairment charge		(1,314,829)	(501,078)
Property and equipment, beginning	626,181	579,267	1,864,425
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	478,105	1,332,514	1,648,239
Additions/disposals	(39,178)	0	0
Depreciation	27,770	34,495	223,500
Impairment charge		(888,904)	(341,412)
Property and equipment, beginning	466,697	478,105	1,332,514
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	5,243	3,379	5,321
Additions/disposals	0	0	0
Depreciation	0	0	0
Impairment charge	0	0	0
Property and equipment, beginning	4,451	5,243	3,379
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	103,254	100,074	100,221
Additions/disposals	0	3,180	(147)
Depreciation	0	0	0
Impairment charge		0	0
Property and equipment, beginning	103,254	103,254	100,074
Computer equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	98,011	96,695	94,900
Additions/disposals	0	0	0
Depreciation	792	1,316	1,795
Impairment charge		0	0
Property and equipment, beginning	98,803	98,011	96,695
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	45,421	59,757	97,574
Additions/disposals	0	0	0
Depreciation	0	0	0
Impairment charge	0	0	0
Property and equipment, beginning	32,976	45,421	59,757
Furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	278,845	276,830	279,213
Additions/disposals	0	2,015	(2,383)
Depreciation	0	0	0
Impairment charge		0	0
Property and equipment, beginning	278,845	278,845	276,830
Furniture and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	233,424	217,073	181,639
Additions/disposals	0	0	0
Depreciation	12,445	16,351	35,434
Impairment charge		0	0
Property and equipment, beginning	245,869	233,424	217,073
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	29,513	42,850	113,938
Additions/disposals	0	0	0
Depreciation	0	0	0
Impairment charge	0	0	0
Property and equipment, beginning	104,964	29,513	42,850
Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	172,692	172,692	453,854
Additions/disposals	95,887	0	0
Depreciation	(48,973)	0	0
Impairment charge		0	(281,162)
Property and equipment, beginning	219,606	172,692	172,692
Vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	143,179	129,842	339,916
Additions/disposals	(39,178)	0	0
Depreciation	10,641	13,337	18,434
Impairment charge		0	(228,508)
Property and equipment, beginning	114,642	143,179	129,842
Mining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	20,985	425,925	700,774
Additions/disposals	0	0	0
Depreciation	0	0	0
Impairment charge	0	0	0
Property and equipment, beginning	17,093	20,985	425,925
Mining equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	24,476	1,314,829	1,534,745
Additions/disposals	0	24,476	0
Depreciation	0	0	0
Impairment charge		(1,314,829)	(219,916)
Property and equipment, beginning	24,476	24,476	1,314,829
Mining equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	3,491	888,904	833,971
Additions/disposals	0	0	0
Depreciation	3,892	3,491	167,837
Impairment charge		(888,904)	(112,904)
Property and equipment, beginning	$ 7,383	3,491	888,904
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		0	0
Additions/disposals			0
Depreciation			0
Impairment charge			0
Property and equipment, beginning			0
Computer software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		197,813	197,813
Additions/disposals			0
Depreciation			0
Impairment charge			0
Property and equipment, beginning			197,813
Computer software | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		197,813	197,813
Additions/disposals			0
Depreciation			0
Impairment charge			0
Property and equipment, beginning			197,813
Leasehold improvement
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		0	0
Additions/disposals			0
Depreciation			0
Impairment charge			0
Property and equipment, beginning			0
Leasehold improvement | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		0	0
Additions/disposals			0
Depreciation			0
Impairment charge			0
Property and equipment, beginning			0
Leasehold improvement | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		$ 0	0
Additions/disposals			0
Depreciation			0
Impairment charge			0
Property and equipment, beginning			$ 0